RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Related parties comprise the Group’s significant shareholders (beneficial owners of more than 5% of any class of the Group’s voting securities), directors and executive officers, and immediate family members of the foregoing persons. No other related parties with joint control or significant influence were identified. Related party transactions are approved by the Group’s Audit Committee or board of directors in accordance with the Group’s Related Party Transactions Policy.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including directors. Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Remuneration to key management and executive directors	1,466	1,357	2,816	2,496
Non-executive directors’ fees	620	676	764	916
	2,086	2,033	3,580	3,412
The emoluments paid to the directors (executive and non-executive) during the three months ended June 30, 2024 and 2023 amounted to $1,462 and $863, respectively. The emoluments paid to the directors (executive and non-executive) during the six months ended June 30, 2024 and 2023 amounted to $2,108 and $1,529, respectively.
The following transactions were incurred with related parties:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Expenses
Remuneration expense	858	1,061	1,855	1,857
Share-based payments	1,228	972	1,725	1,555
	2,086	2,033	3,580	3,412
As at June 30, 2024 and December 31, 2023, the balance outstanding to key management and non-executive directors was $679 and $1,640, respectively, and were included within accruals as the amounts are expected to be paid in less than one year.
As at June 30, 2024 and December 31, 2023, the following share options, RSUs and restricted shares were held by related parties:

	As of June 30, 2024	As of December 31, 2023
Share options held by key management, executive directors and non-executive directors	4,749,413	4,707,626
RSUs held by key management and executive directors	222,113	—
Restricted shares held by non-executive directors	56,995	33,194

During the six months ended June 30, 2024, the Company granted 222,113 RSUs to key management and executive directors (see Note 13). There were no similar grants during the six months ended June 30, 2023.